united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/29/20

Item 1. Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.5%			Electric - 1.4%
Aerospace/Defense - 0.4%			7,100	Alliant Energy Corp.	$ 370,052
2,000	Boeing Co.	$ 550,220	4,150	Dominion Energy, Inc.	324,447
			2,250	Duke Energy Corp.	206,325
Apparel - 0.8%			2,750	NextEra Energy, Inc.	695,090
12,000	NIKE, Inc.	1,072,560	3,950	Southern Co.	238,422
					1,834,336
Banks - 5.6%			Electronics - 1.3%
100,385	Bank of America Corp.	2,860,972	10,000	Honeywell International, Inc.	1,621,700
2,600	Goldman Sachs Group, Inc.	522,002
19,300	JPMorgan Chase & Co.	2,240,923	Food - 0.9%
35,000	Morgan Stanley	1,576,050	17,500	Sysco Corp.	1,166,375
		7,199,947
Beverages - 2.2%			Healthcare-Products - 5.1%
16,000	Monster Beverage Corp. *	998,560	14,750	Abbott Laboratories	1,136,193
14,200	PepsiCo, Inc.	1,874,826	5,000	Danaher Corp.	722,900
		2,873,386	11,400	Medtronic PLC	1,147,638
Biotechnology - 2.0%			10,450	Stryker Corp.	1,991,666
12,500	Amgen, Inc.	2,496,625	5,245	Thermo Fisher Scientific, Inc.	1,525,246
					6,523,643
Building Materials - 2.3%			Healthcare-Services - 2.3%
50,000	Masco Corp.	2,066,000	11,500	UnitedHealth Group, Inc.	2,932,040
7,100	Vulcan Materials Co.	853,846
		2,919,846	Insurance - 1.5%
Chemicals - 2.5%			9,550	Berkshire Hathaway, Inc. *	1,970,547
2,700	Air Products & Chemicals, Inc.	592,947
3,900	Ecolab, Inc.	703,755	Internet - 16.4%
3,000	International Flavors & Fragrances, Inc.	359,340	4,000	Alphabet, Inc. - Class A *	5,357,000
3,100	Sherwin-Williams Co.	1,601,925	4,175	Amazon.com, Inc. *	7,864,656
		3,257,967	17,000	Facebook, Inc. *	3,271,990
Commercial Services - 0.5%			10,250	Netflix, Inc. *	3,782,558
6,000	PayPal Holdings, Inc. *	647,940	20,000	Twitter, Inc. *	664,000
					20,940,204
Computers - 5.8%			Media - 0.6%
27,000	Apple, Inc.	7,380,720	6,350	Walt Disney Co.	747,077

Cosmetics/Personal Care - 1.6%			Oil & Gas - 3.0%
17,800	Procter & Gamble Co.	2,015,494	12,500	Chevron Corp.	1,166,750
			1,950	EOG Resources, Inc.	123,357
Diversified Financial Services - 10.4%			9,000	Exxon Mobil Corp.	462,960
4,000	BlackRock, Inc.	1,852,040	2,053	Occidental Petroleum Corp.	67,215
16,000	Capital One Financial Corp.	1,412,160	18,000	Phillips 66	1,347,480
23,650	Intercontinental Exchange, Inc.	2,110,053	9,700	Valero Energy Corp.	642,625
44,000	Visa, Inc.	7,997,440			3,810,387
		13,371,693

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.5% (Continued)			Software - 11.7%
Pharmaceuticals - 5.4%			17,500	Activision Blizzard, Inc.	$ 1,017,275
7,000	Bristol-Myers Squibb Co.	$ 413,420	10,000	Adobe, Inc. *	3,451,200
18,500	Johnson & Johnson	2,487,880	41,800	Microsoft Corp.	6,772,018
27,900	Merck & Co., Inc.	2,136,024	5,000	Oracle Corp.	247,300
54,500	Pfizer, Inc.	1,821,390	20,700	salesforce.com, Inc. *	3,527,280
		6,858,714			15,015,073
			Telecommunications - 1.4%
REITS - 2.3%			24,250	Cisco Systems, Inc.	968,302
3,000	Alexandria Real Estate Equities, Inc.	455,640	15,000	Verizon Communications, Inc.	812,400
2,900	American Tower Corp.	657,720			1,780,702
1,500	AvalonBay Communities, Inc.	300,885	Transportation - 2.0%
3,500	Boston Properties, Inc.	451,290	9,000	FedEx Corp.	1,270,530
3,350	Equity Residential	251,585	2,800	Union Pacific Corp.	447,468
3,700	Public Storage	773,744	9,000	United Parcel Service, Inc.	814,410
		2,890,864			2,532,408
Retail - 8.3%
6,000	Costco Wholesale Corp.	1,686,840	TOTAL COMMON STOCK (Cost - $60,090,825)		126,127,409
7,400	Domino's Pizza, Inc.	2,512,004
9,900	Home Depot, Inc.	2,156,616	MONEY MARKET FUND - 1.5%
2,600	McDonald's Corp.	504,842	1,907,228	BlackRock Liquidity Funds Treasury
20,050	TJX Cos., Inc.	1,198,990		Trust Fund - Institutional Shares, 1.43% (a)	1,907,228
24,300	Wal-Mart, Inc.	2,616,624	TOTAL MONEY MARKET FUND		1,907,228
		10,675,916	(Cost - $1,907,228)
Semiconductors - 0.8%
5,000	Intel Corp.	277,600	TOTAL INVESTMENTS - 100.0%
9,750	QUALCOMM, Inc.	763,425	(Cost - $61,998,053)		$ 128,034,637
		1,041,025	Other assets less liabilities - 0.0% ^		63,619
			TOTAL NET ASSETS - 100.0%		$ 128,098,256

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on February 29, 2020.
^ Represents less than 0.05%.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 65.4%			Computers - 2.0%
Aerospace / Defense - 2.8%				Apple, Inc.
	Boeing Co.		$ 1,000,000	2.90%, due 9/12/2027	$ 1,077,321
$ 250,000	2.25%, due 6/15/2026	$ 251,281		IBM Credit LLC
1,000,000	3.25%, due 3/1/2028	1,064,225	600,000	3.45%, due 11/30/2020	609,411
	General Dynamics Corp.				1,686,732
500,000	3.00%, due 5/11/2021	510,400	Electric - 5.4%
500,000	2.25%, due 11/15/2022	511,923		Duke Energy Florida LLC
		2,337,829	250,000	3.10%, due 8/15/2021	254,797
Auto Manufacturers - 2.5%				Georgia Power Co.
	American Honda Finance Corp.		2,000,000	3.25%, due 3/30/2027	2,159,672
2,000,000	3.15%, due 1/8/2021	2,031,044		National Rural Utilities Cooperative Finance Corp.
			2,000,000	2.30%, due 11/1/2020	2,005,532
Banks - 15.1%					4,420,001
	Bank of America Corp.		Food - 1.4%
500,000	4.183%, due 11/25/2027	556,800		Campbell Soup Co.
	Bank of NY Mellon Corp.		1,000,000	4.15%, due 3/15/2028	1,115,427
1,000,000	3.25%, due 5/16/2027	1,091,524
	Citigroup, Inc.		Healthcare-Services - 1.8%
500,000	4.45%, due 9/29/2027	565,096		UnitedHealth Group, Inc.
	Goldman Sachs Group, Inc.		1,500,000	2.125%, due 3/15/2021	1,506,942
500,000	3.625%, due 1/22/2023	527,661
500,000	3.85%, due 1/26/2027	549,610	Household Products/Wares - 0.6%
	JPMorgan Chase & Co.			Kimberly-Clark Corp.
1,000,000	3.875%, due 9/10/2024	1,083,437	500,000	2.40%, due 3/1/2022	511,357
1,000,000	3.125%, due 1/23/2025	1,061,351
500,000	3.30%, due 4/1/2026	544,648	Insurance - 2.0%
	Morgan Stanley			American International Group, Inc.
1,000,000	3.625%, due 1/20/2027	1,094,782	1,000,000	3.90%, due 4/1/2026	1,108,055
1,000,000	3.95%, due 4/23/2027	1,097,340		MetLife, Inc.
	US BanCorp.		500,000	3.00%, due 3/1/2025	535,934
500,000	3.60%, due 9/11/2024	543,496			1,643,989
500,000	3.10%, due 4/27/2026	539,479	Machinery-Construction & Mining - 1.5%
	Wells Fargo & Co.			Caterpillar Financial Services Corp.
2,000,000	3.45%, due 2/13/2023	2,097,625	1,237,000	3.35%, due 12/7/2020	1,254,163
1,000,000	3.00%, due 2/19/2025	1,057,680
		12,410,529	Machinery-Diversified - 1.6%
Beverages - 3.4%				Deere & Co.
	Anheuser-Busch InBev Worldwide, Inc.		1,000,000	5.375%, due 10/16/2029	1,308,630
2,000,000	4.00%, due 4/13/2028	2,259,638
	Coca-Cola Co.		Media - 1.6%
500,000	2.55%, due 6/1/2026	534,947		TCI Communications, Inc.
		2,794,585	750,000	7.875%, due 2/15/2026	996,783
Biotechnology - 0.6%				TWDC Enterprises 18 Corp.
	Gilead Sciences, Inc.		300,000	3.15%, due 9/17/2025	328,175
500,000	2.55%, due 9/1/2020	502,163			1,324,958
			Oil & Gas - 4.5%
Chemicals - 1.2%				BP Capital Markets PLC
	Air Products & Chemicals, Inc.		1,000,000	2.75%, due 5/10/2023	1,041,144
500,000	2.75%, due 2/3/2023	522,046	1,000,000	3.535%, due 11/4/2024	1,085,376
	Praxair, Inc.		500,000	3.017%, due 1/16/2027	523,769
500,000	2.45%, due 2/15/2022	508,611		Occidental Petroleum Corp.
		1,030,657	1,000,000	3.40%, due 4/15/2026	1,023,973
					3,674,262

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 65.4% (Continued)			U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.9%
Pharmaceuticals - 4.0%			Government Agencies - 31.9%
	Bristol-Myers Squibb Co. *			Federal Farm Credit Bank
$ 805,000	3.95%, due 10/15/2020	$ 818,261	$ 2,000,000	2.35%, due 8/14/2024	$ 2,118,230
	CVS Health Corp.		500,000	3.10%, due 12/6/2024	548,676
1,000,000	4.30%, due 3/25/2028	1,121,190	750,000	2.62%, due 11/17/2025	808,343
	Merck & Co., Inc.		1,500,000	2.09%, due 9/8/2026	1,500,040
1,000,000	2.80%, due 5/18/2023	1,044,153	1,000,000	2.875%, due 1/18/2028	1,119,838
	Pfizer, Inc.		2,000,000	3.15%, due 4/3/2028	2,285,453
250,000	2.75%, due 6/3/2026	266,982	1,500,000	3.73%, due 9/20/2028	1,558,356
		3,250,586	2,000,000	3.27%, due 3/22/2029	2,061,244
REIT - 0.7%				Federal Home Loan Bank
	Simon Property Group LP		2,000,000	2.75%, due 12/13/2024	2,162,061
500,000	3.375%, due 6/15/2027	548,382	1,000,000	2.625%, due 9/12/2025	1,081,247
			1,000,000	2.60%, due 12/4/2025	1,090,132
Retail - 2.3%			500,000	2.70%, due 12/29/2025	545,797
	Lowe's Cos., Inc.		1,000,000	3.25%, due 9/8/2028	1,151,097
1,000,000	3.10%, due 5/3/2027	1,079,720	3,000,000	3.40%, due 3/14/2029	3,109,281
	McDonald's Corp.			Federal National Mortgage Association
500,000	2.625%, due 1/15/2022	511,167	1,734,580	3.00%, due 8/1/2029	1,803,623
	Target Corp.		1,188,550	3.00%, due 12/1/2029	1,234,983
250,000	2.50%, due 4/15/2026	265,393	1,981,874	3.00%, due 2/1/2030	2,061,397
		1,856,280	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,239,798
Semiconductors - 1.0%			(Cost - $24,848,354)
	Texas Instruments, Inc.
800,000	2.25%, due 9/4/2029	819,213	Shares
			MONEY MARKET FUND - 1.9%
Software - 0.7%				BlackRock Liquidity Funds Treasury
	Oracle Corp.		1,597,820	Trust Fund - Institutional Shares, 1.43% (a)	1,597,820
500,000	3.40%, due 7/8/2024	536,740	TOTAL MONEY MARKET FUND
			(Cost - $1,597,820)
Telecommunications - 8.1%
	AT&T, Inc.		TOTAL INVESTMENTS - 99.2%
1,800,000	3.00%, due 2/15/2022	1,849,592	(Cost - $77,547,606)		$ 81,605,753
1,000,000	3.60%, due 2/17/2023	1,056,019	Other assets less liabilities - 0.8%		626,860
	Cisco Systems, Inc.		TOTAL NET ASSETS - 100.0%		$ 82,232,613
1,000,000	1.85%, due 9/20/2021	1,007,404
1,000,000	3.50%, due 6/15/2025	1,100,438
	Verizon Communications, Inc.
1,000,000	5.15%, due 9/15/2023	1,125,453
500,000	4.15%, due 3/15/2024	547,546
		6,686,452
Transportation - 0.6%
	Union Pacific Corp.
500,000	2.75%, due 4/15/2023	517,214

TOTAL CORPORATE BONDS
(Cost - $51,101,432)		53,768,135

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a) Money market fund; interest rate reflects seven-day effective yield on February 29, 2020.
* 144a - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of February 29, 2020, these securities amounted to $818,261 or 0.01% of net assets.

	THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of  Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.   Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.   The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 126,127,409	$ -	$ -	$ 126,127,409
Money Market Fund	1,907,228	-	-	1,907,228
Total	$ 128,034,637	$ -	$ -	$ 128,034,637

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 53,768,135	$ -	$ 53,768,135
U.S. Government Agency Obligations	-	26,239,798	-	26,239,798
Money Market Fund	1,597,820	-	-	1,597,820
Total	$ 1,597,820	$ 80,007,933	$ -	$ 81,605,753

*Refer to the Schedule of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$ 61,998,053	$ 67,407,183	$ (1,370,599)	$ 66,036,584
Intermediate Bond	77,547,606	4,058,190	(43)	4,058,147

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/20

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 4/27/20